Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
LC loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		12.2023-11.2024
Credit Facility		$ 4,190,650
Type		LC loan
Outstanding Amount		$ 298,762
Interest Rate		2.68%
Guarantor	[1]	None
Collateral	[1]	Time deposit $2,000,000, Land, Buildings and Structures
Short-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Type		Short-Term Bank loan
Outstanding Amount		$ 652,241
Interest Rate		2.68%
Guarantor	[1]	None
Collateral	[1]	Same as above
Letter of Guarantee [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Type		Letter of guarantee
Outstanding Amount		$ 1,458,108
Undrawn Amount		$ 1,398,011
Interest Rate
Guarantor	[1]	None
Collateral		Same as above
LC loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		12.2023-11.2024
Credit Facility		$ 3,913,447
Type		LC loan
Outstanding Amount		$ 195,206
Interest Rate		2.68%
Guarantor	[1]	None
Collateral	[1]	Time deposit $2,000,000, Land, Buildings and Structures
Short-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Type		Short-Term Bank loan
Outstanding Amount		$ 2,229,034
Interest Rate		2.68%
Guarantor	[1]	None
Collateral		Same as above
Letter of Guarantee [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Type		Letter of guarantee
Outstanding Amount		$ 1,432,379
Undrawn Amount		$ 56,828
Interest Rate
Guarantor	[1]	None
Collateral		Same as above
Letter of Guarantee [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		01.2022-01.2025
Credit Facility		$ 189,019
Type		Letter of guarantee
Outstanding Amount		$ 188,823
Interest Rate
Guarantor	[1]	None
Collateral	[1]	None
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		09.2020~09.2025
Credit Facility		$ 978,362
Type		Long-Term Bank loan
Outstanding Amount		$ 428,033
Interest Rate		2.85%
Guarantor	[1]	Koh Sih-Ping
Collateral		80% guaranteed by Taiwan SMEG
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		03.2016-03.2031
Credit Facility		$ 3,098,146
Type		Long-Term Bank loan
Outstanding Amount		$ 3,029,959
Interest Rate		2.92%
Guarantor	[1]	None
Collateral	[1]	Land, Buildings and Structures
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		03.2016-03.2031
Credit Facility		$ 1,630,603
Type		Long-Term Bank loan
Outstanding Amount		$ 1,594,716
Interest Rate		2.92%
Guarantor	[1]	None
Collateral	[1]	Land, Buildings and Structures
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		03.2016-03.2026
Credit Facility		$ 326,121
Type		Long-Term Bank loan
Outstanding Amount		$ 256,157
Interest Rate		2.92%
Guarantor	[1]	None
Collateral	[1]	None
Short-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		04.2023-04.2024
Credit Facility		$ 4,891,809
Type		Short-Term Bank loan
Outstanding Amount		$ 2,021,948
Undrawn Amount		$ 2,869,861
Interest Rate		2.61%
Guarantor	[1]	None
Collateral		Time deposit $2,300,000
Short-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		05.2023-05.2024
Credit Facility		$ 6,196,291
Type		Short-Term Bank loan
Outstanding Amount		$ 6,000,620
Interest Rate		2.70%
Guarantor	[1]	None
Collateral		Time deposit $500,000, Land, Buildings and Structures
LG [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Type		LG
Outstanding Amount		$ 41,564
Undrawn Amount		$ 154,107
Interest Rate
Guarantor	[1]	None
Collateral		Same as above
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		05.2019-03.2026
Credit Facility		$ 5,870,171
Type		Long-Term Bank loan
Outstanding Amount		$ 1,891,735
Interest Rate		2.39%
Guarantor	[1]	None
Collateral		Time deposit $500,000, Land, Buildings and Structures
Short-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		12.2023-06.2024
Credit Facility		$ 2,282,844
Type		Short-Term Bank loan
Outstanding Amount		$ 2,051,299
Interest Rate		2.65%
Guarantor	[1]	None
Collateral		Time deposit $1,000,000
Letter of Guarantee [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Type		Letter of guarantee
Outstanding Amount		$ 185,019
Interest Rate
Guarantor	[1]	None
Collateral		Same as above
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period		06.2023-08.2028
Credit Facility		$ 1,766,921
Type		Long-Term Bank loan
Outstanding Amount		$ 1,439,712
Interest Rate		2.40%
Guarantor	[1]	None
Collateral		Time deposit $500,000, Land, Buildings and Structures
LC loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period			11.2022-11.2023
Credit Facility			$ 4,184,307
Type			LC loan
Outstanding Amount			$ 610,089
Undrawn Amount
Interest Rate			2.56%
Guarantor	[1]		None
Collateral			Time deposit $2,000,000, Land, Buildings and Structures
Short-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Type			Short-Term Bank loan
Outstanding Amount			$ 651,255
Undrawn Amount
Interest Rate			2.56%
Guarantor	[1]		None
Collateral			Same as above
Letter of Guarantee [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Type			Letter of guarantee
Outstanding Amount			$ 1,563,552
Undrawn Amount			$ 1,359,411
Interest Rate
Guarantor	[1]		None
Collateral			Same as above
LC loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period			11.2022-11.2023
Credit Facility			$ 3,907,522
Type			LC loan
Outstanding Amount			$ 324,269
Undrawn Amount
Interest Rate			2.31%
Guarantor	[1]		None
Collateral			Time deposit $2,000,000, Land, Buildings and Structures
Letter of Guarantee [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Type			Letter of guarantee
Outstanding Amount			$ 895,592
Undrawn Amount			$ 2,687,661
Interest Rate
Guarantor	[1]		None
Collateral			Same as above
Letter of Guarantee [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period			01.2022-01.2025
Credit Facility			$ 188,733
Type			Letter of guarantee
Outstanding Amount			$ 188,538
Undrawn Amount
Interest Rate
Guarantor	[1]		Koh Sih-Ping
Collateral			None
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period			09.2020-09.2025
Credit Facility			$ 976,880
Type			Long-Term Bank loan
Outstanding Amount			$ 671,605
Undrawn Amount
Interest Rate			2.72%
Guarantor	[1]		Koh Sih-Ping
Collateral			80% guaranteed by Taiwan SMEG
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period			03.2016-03.2031
Credit Facility			$ 3,093,455
Type			Long-Term Bank loan
Outstanding Amount			$ 3,053,795
Undrawn Amount
Interest Rate			2.67%
Guarantor	[1]		Koh Sih-Ping
Collateral			Land, Buildings and Structures
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period			03.2016-03.2031
Credit Facility			$ 1,628,134
Type			Long-Term Bank loan
Outstanding Amount			$ 1,607,261
Undrawn Amount
Interest Rate			2.67%
Guarantor	[1]		Koh Sih-Ping
Collateral			Land, Buildings and Structures
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period			03.2016-03.2026
Credit Facility			$ 325,627
Type			Long-Term Bank loan
Outstanding Amount			$ 318,843
Undrawn Amount
Interest Rate			2.67%
Guarantor	[1]		Koh Sih-Ping
Collateral			None
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period			10.2021-10.2026
Credit Facility			$ 651,254
Type			Long-Term Bank loan
Outstanding Amount			$ 69,793
Undrawn Amount
Interest Rate			2.72%
Guarantor	[1]		Koh Sih-Ping
Collateral			100% guaranteed by Taiwan SMEG
Short-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period			06.2022-04.2023
Credit Facility			$ 5,210,029
Type			Short-Term Bank loan
Outstanding Amount			$ 3,507,001
Undrawn Amount
Guarantor	[1]		Koh Sih-Ping
Collateral			Time deposit $2,800,000, Promissory note $5,743,001
Short-Term Bank loan [Member] | Bottom of range [member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Interest Rate			1.84%
Short-Term Bank loan [Member] | Top of range [member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Interest Rate			3.11%
LC loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Type			LC loan
Outstanding Amount			$ 334,220
Undrawn Amount			$ 1,368,808
Guarantor	[1]		Koh Sih-Ping
Collateral			Same as above
LC loan [Member] | Bottom of range [member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Interest Rate			2.54%
LC loan [Member] | Top of range [member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Interest Rate			2.60%
Short-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period			01.2022-01.2023
Credit Facility			$ 6,186,910
Type			Short-Term Bank loan
Outstanding Amount			$ 5,014,652
Undrawn Amount
Interest Rate			2.50%
Guarantor	[1]		Koh Sih-Ping
Collateral			Time deposit $500,000, Land, Buildings and Structures
Letter of Guarantee [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Type			Letter of guarantee
Outstanding Amount			$ 84,466
Undrawn Amount			$ 1,087,792
Interest Rate
Guarantor	[1]		Koh Sih-Ping
Collateral			Same as above
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period			05.2019-03.2026
Credit Facility			$ 5,861,283
Type			Long-Term Bank loan
Outstanding Amount			$ 2,728,370
Undrawn Amount
Interest Rate			2.26%
Guarantor	[1]		Koh Sih-Ping
Collateral			Time deposit $500,000, Land, Buildings and Structures
Short-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period			11.2022-06.2023
Credit Facility			$ 2,279,388
Type			Short-Term Bank loan
Outstanding Amount			$ 2,051,449
Undrawn Amount
Interest Rate			2.50%
Guarantor	[1]		None
Collateral			Time deposit $1,000,000
Letter of Guarantee [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Type			Letter of guarantee
Outstanding Amount			$ 209,178
Undrawn Amount			$ 18,761
Interest Rate
Guarantor	[1]		None
Collateral			Same as above
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period			06.2020-06.2023
Credit Facility			$ 162,813
Type			Long-Term Bank loan
Outstanding Amount			$ 27,134
Undrawn Amount
Interest Rate			2.03%
Guarantor	[1]		Koh Sih-Ping
Collateral			85% guaranteed by Taiwan SMEG
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period			07.2021-08.2026
Credit Facility			$ 2,442,201
Type			Long-Term Bank loan
Outstanding Amount			$ 1,883,883
Undrawn Amount
Interest Rate			1.46%
Guarantor	[1]		Koh Sih-Ping
Collateral			70% guaranteed by Taiwan SMEG
Credit Loan [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Facility Period			01.2022-01.2023
Credit Facility			$ 976,880
Type			Credit Loan
Undrawn Amount			$ 973,347
Interest Rate
Guarantor	[1]		Koh Sih-Ping
Collateral			65% guaranteed by Taiwan SMEG
Letter of Guarantee [Member]
Short-Term Borrowings (Details) - Schedule of Short Term and Long Term Borrowing [Line Items]
Type			Letter of guarantee
Outstanding Amount			$ 3,533
Undrawn Amount
Interest Rate
Guarantor	[1]		Koh Sih-Ping
Collateral			Same as above

[1]	Koh Sih-Ping retired as the Director and CEO of the Company on September 9, 2022.